19 SHAREHOLDERS' EQUITY (Details 3) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholders Equity [Abstract]
(Loss) profit for the year	R$ 1,789,067	R$ 5,074,136	R$ 10,272
Weighted average number of shares	1,380,114,547	1,373,250,595	1,357,133,047
Basic and diluted EPS	R$ 129,632	R$ 3.69498	R$ 0.00757